Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions	$ 7,983	$ 8,298
Tax [member]
Disclosure of other provisions [line items]
Provisions	4,696	5,038	$ 6,717	$ 10,223
Labor [member]
Disclosure of other provisions [line items]
Provisions	2,222	2,340	2,365	2,356
Legal [member]
Disclosure of other provisions [line items]
Provisions	$ 1,065	$ 920	$ 1,985	$ 1,049